Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,544,333,609	2,517,429,120	2,423,777,245
Effect of potential equity shares for stock options outstanding	31,017,917	27,938,561	23,563,558
Weighted average number of equity shares used in computing diluted earnings per equity share	2,575,351,526	2,545,367,681	2,447,340,803